Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
DisclosureTaxesLineItems [Line Items]
Unrecognized tax carry forwards	$ 1,351
Later than five years and not later than ten years [member]
DisclosureTaxesLineItems [Line Items]
Unrecognized tax carry forwards	410
Later Than Twelve Years And Not Later Than Fourteen Years [Member]
DisclosureTaxesLineItems [Line Items]
Unrecognized tax carry forwards	571
Later Than Twelve Years And Not Later Than Fiteen Years [Member]
DisclosureTaxesLineItems [Line Items]
Unrecognized tax carry forwards	303
Undefined Expiration [Member]
DisclosureTaxesLineItems [Line Items]
Unrecognized tax carry forwards	$ 67